Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000206710 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | Thermon Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | AtriCure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206710 [Member] | Valmont Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206710 [Member] | ICU Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206710 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206710 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206710 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206710 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000206710 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000206710 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000206710 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206710 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000206710 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206710 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000206710 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000206710 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206710 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000206710 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000235563 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235563 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235563 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235563 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235563 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235563 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235563 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235563 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235563 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235563 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000235563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000235563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000235563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000235563 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000235563 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000235563 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.50%
C000235563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235563 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.60%)
C000235565 [Member] | Valmont Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235565 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235565 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235565 [Member] | QCR Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235565 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235565 [Member] | First st Source Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235565 [Member] | EnerSys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235565 [Member] | Catalyst Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235565 [Member] | AZZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000235565 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000235565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000235565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000235565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000235565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000235565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000235565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000235565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000235565 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000235565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000235565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235565 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000235565 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%